UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

June 30, 2012

1.924296.100

SFR-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 86.6%
	Principal Amount	Value
Aerospace - 1.9%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (e)	$ 3,426,851	$ 3,315,479
Sequa Corp. term loan 3.72% 12/3/14 (e)	12,575,000	12,323,500
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	5,522,250	5,522,250
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	3,790,758	3,790,758
		24,951,987
Air Transportation - 1.5%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	3,809,759	3,814,521
Northwest Airlines Corp.:
Tranche A, term loan 2.22% 12/31/18 (e)	1,832,132	1,731,365
Tranche B, term loan 3.97% 12/22/13 (e)	753,709	751,825
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	2,370,000	2,298,900
US Airways Group, Inc. term loan 2.7453% 3/23/14 (e)	12,807,042	12,166,690
		20,763,301
Automotive - 2.6%
AM General LLC:
Credit-Linked Deposit 3.2453% 9/30/12 (e)	50,000	46,750
Tranche B, term loan 3.2193% 9/30/13 (e)	736,231	688,376
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	9,408,482	9,479,046
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (e)	3,487,000	3,491,359
Federal-Mogul Corp.:
Tranche B, term loan 2.1776% 12/27/14 (e)	14,899,990	14,154,990
Tranche C, term loan 2.1776% 12/27/15 (e)	7,602,198	7,222,088
		35,082,609
Banks & Thrifts - 0.2%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (e)	3,184,419	3,192,380
Broadcasting - 4.7%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (e)	2,963,035	2,940,812
Barrington Broadcasting Co., LLC Tranche B, term loan 7.5% 6/14/17 (e)	2,830,050	2,851,275
Clear Channel Capital I LLC Tranche B, term loan 3.8888% 1/29/16 (e)	5,132,935	4,106,348
Clear Channel Communications, Inc. Tranche A, term loan 3.6452% 7/30/14 (e)	8,226,713	7,506,875
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (e)	3,578,787	3,560,893
Floating Rate Loans (f) - continued
	Principal Amount	Value
Broadcasting - continued
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (e)	$ 1,834,605	$ 1,825,432
Univision Communications, Inc. term loan 4.4953% 3/31/17 (e)	31,322,000	29,442,669
VNU, Inc. Tranche C, term loan 3.4908% 5/1/16 (e)	10,957,096	10,888,615
		63,122,919
Building Materials - 0.7%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	1,332,315	1,324,055
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (e)	382,000	388,685
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	7,815,000	7,873,613
		9,586,353
Cable TV - 2.6%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	11,057,288	10,836,142
CSC Holdings, Inc. Tranche B3, term loan 3.2453% 3/29/16 (e)	7,134,506	7,045,325
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	3,713,000	3,680,511
Liberty Cablevision of Puerto Rico LTC term loan 2.2418% 6/15/14 (e)	770,942	755,524
UPC Broadband Holding BV:
Tranche T, term loan 3.7388% 12/31/16 (e)	234,000	231,660
Tranche X, term loan 3.7388% 12/31/17 (e)	3,351,000	3,254,659
WideOpenWest Finance LLC:
Tranche A, term loan 6.7414% 6/28/14 (e)	335,285	331,932
Tranche B 1LN, term loan 2.7504% 6/27/14 (e)	1,904,328	1,890,045
Zayo Group LLC Tranche B, term loan 7.125% 6/14/19 (e)	7,500,000	7,528,125
		35,553,923
Capital Goods - 0.5%
Husky Intermediate, Inc. Tranche B, term loan 6.5449% 6/30/18 (e)	5,766,475	5,795,307
Kinetek Industries, Inc. Tranche B 1LN, term loan 2.7453% 11/10/13 (e)	419,578	416,431
		6,211,738
Chemicals - 2.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (e)	4,808,727	4,850,804
Floating Rate Loans (f) - continued
	Principal Amount	Value
Chemicals - continued
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	$ 5,845,000	$ 5,801,163
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (e)	8,925,288	8,746,782
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	8,063,550	8,124,027
Taminco Global Chemical Corp. Tranche B 1LN, term loan 5.25% 2/15/19 (e)	1,038,398	1,039,696
Univar NV Tranche B, term loan 5% 6/30/17 (e)	2,041,636	2,005,908
		30,568,380
Consumer Products - 1.7%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (e)	3,782,749	3,773,292
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.5% 10/26/14 (e)	2,850,000	2,522,250
Tranche B 1LN, term loan 2.25% 4/26/14 (e)	3,375,236	3,138,969
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (e)	3,410,000	3,401,475
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (e)	3,834,633	3,810,667
Reynolds Consumer Products Holdings, Inc. Tranche C, term loan 6.5% 8/9/18 (e)	6,083,021	6,113,436
		22,760,089
Containers - 0.8%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	2,628,000	2,628,000
Tranche 2LN, term loan 10% 9/2/16 (e)	2,312,000	2,312,000
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (e)	748,568	742,954
Consolidated Container Co. Tranche B, term loan 5.75% 6/28/19 (e)	3,940,000	3,910,450
Tricorbraun, Inc. Tranche B, term loan 5.5% 4/30/18 (e)	1,570,000	1,573,925
		11,167,329
Diversified Financial Services - 1.4%
AlixPartners LLP Tranche 2LN, term loan 10.75% 11/15/19 (e)	3,000,000	2,928,750
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	2,985,000	2,996,343
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,007,600
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (e)	7,376,898	7,340,013
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	2,992,500	2,966,465
		18,239,171
Floating Rate Loans (f) - continued
	Principal Amount	Value
Diversified Media - 0.5%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.72% 5/31/14 (e)	$ 8,985,707	$ 6,918,994
Electric Utilities - 5.9%
Bicent Power LLC Tranche 2LN, term loan 12/31/14 (c)	2,972,630	14,863
BRSP LLC term loan 7.5% 6/24/14 (e)	5,028,569	5,028,569
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (e)	4,558	4,530
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (e)	6,655,000	6,821,375
(Gas) Tranche B, term loan 9.25% 8/5/16 (e)	6,576,867	6,807,058
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	3,000,000	2,992,500
Tranche B 1LN, term loan 6.5% 12/21/18 (e)	6,500,000	6,483,750
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.7197% 12/15/14 (e)	12,442,778	12,100,602
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7408% 10/10/14 (e)	35,297,000	22,192,989
4.7408% 10/10/17 (e)	27,941,000	16,659,821
		79,106,057
Energy - 6.7%
Alon USA, Inc. term loan 2.4952% 8/4/13 (e)	12,307,313	11,815,021
ATP Oil & Gas Corp. Tranche B, term loan 8.75% 1/15/15 (e)	2,074,575	1,986,406
CCS, Inc. Tranche B, term loan 3.2453% 11/14/14 (e)	9,570,891	9,211,982
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (e)	13,255,000	13,105,881
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	18,445,000	18,076,100
Everest Acquisition LLC Tranche B, term loan 6.5% 4/24/18 (e)	7,250,000	7,322,500
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (e)	1,965,000	1,793,063
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	12,000,000	11,820,000
Race Point Power Tranche B, term loan 7.7506% 1/11/18 (e)	4,640,145	4,524,141
Sheridan Production Partners LP term loan 6.5% 4/20/17 (e)	9,868,524	9,868,524
		89,523,618
Floating Rate Loans (f) - continued
	Principal Amount	Value
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.25% 3/30/14 (e)	$ 74,607	$ 64,162
Food & Drug Retail - 2.3%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	5,000,000	4,987,500
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (e)	3,537,000	3,510,473
Rite Aid Corp. Tranche ABL, term loan 2% 6/4/14 (e)	7,784,000	7,569,940
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (e)	3,046,365	3,015,901
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	11,633,817	11,430,225
		30,514,039
Gaming - 3.8%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	3,127,163	3,119,345
Fantasy Springs Resort Casino term loan 8/6/12 (c)	3,222,664	2,513,678
Green Valley Ranch Gaming LLC term loan:
6.25% 6/17/16 (e)	4,597,290	4,562,811
10% 6/17/17 (e)	1,162,000	1,153,285
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (e)	8,468,000	8,933,740
Harrah's Entertainment, Inc.:
Tranche B-6, term loan 5.4952% 1/28/18 (e)	6,539,000	5,787,015
Tranche B1, term loan 3.2453% 1/28/15 (e)	2,250,000	2,092,500
Tranche B4, term loan 9.5% 10/31/16 (e)	3,757,730	3,795,307
Kerzner International Ltd.:
term loan 10.5% 9/1/13 (e)	10,472,284	9,739,224
Tranche DD, term loan 10.5% 9/1/13 (e)	5,588,611	5,197,408
Station Casinos LLC Tranche B1, term loan 3.2453% 6/16/18 (e)	1,653,436	1,554,230
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	2,450,000	2,413,250
		50,861,793
Healthcare - 6.8%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (e)	5,845,000	5,801,163
Community Health Systems, Inc. term loan 3.9667% 1/25/17 (e)	15,285,962	14,903,813
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	6,809,777	6,418,215
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	5,105,718	5,061,043
Floating Rate Loans (f) - continued
	Principal Amount	Value
Healthcare - continued
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	$ 3,546,900	$ 3,511,431
HCA, Inc. Tranche B2, term loan 3.7106% 3/31/17 (e)	23,727,000	23,105,353
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	4,915,113	4,767,660
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (e)	3,412,860	3,412,860
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (e)	5,676,259	5,576,925
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	3,280,000	3,271,800
Tranche 2LN, term loan 9% 6/29/19 (e)	3,280,000	3,284,100
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	3,975,000	3,895,500
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (e)	1,947,000	1,927,530
United Surgical Partners International, Inc. term loan 6% 4/3/19 (e)	3,491,250	3,430,153
VWR Funding, Inc. term loan 2.7452% 6/29/14 (e)	3,148,769	3,113,503
		91,481,049
Homebuilders/Real Estate - 0.7%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4938% 11/9/16 (e)	392,005	389,065
CB Richard Ellis Services, Inc. Tranche C, term loan 3.4953% 3/4/18 (e)	1,904,382	1,885,338
Realogy Corp.:
Credit-Linked Deposit 3.2413% 10/10/13 (e)	750,221	701,456
Credit-Linked Deposit 4.4913% 10/10/16 (e)	217,629	205,660
term loan 4.4908% 10/10/16 (e)	2,781,274	2,628,304
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (e)	4,183,515	4,183,515
		9,993,338
Hotels - 0.1%
Kerzner International Holdings Ltd. term loan 10.5% 9/1/13 (e)	1,175,534	1,175,534
Insurance - 3.7%
AmWINS Group, Inc. Tranche 2LN, term loan 9.25% 12/6/19 (e)	4,030,000	3,959,475
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (e)	19,157,455	19,086,572
Tranche 2nd LN, term loan 9% 5/24/19 (e)	16,042,000	16,362,840
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (e)	2,297,187	2,297,187
Floating Rate Loans (f) - continued
	Principal Amount	Value
Insurance - continued
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	$ 3,370,000	$ 3,521,650
USI Holdings Corp. Tranche B, term loan 2.75% 5/4/14 (e)	4,176,021	4,123,821
		49,351,545
Leisure - 2.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	12,435,553	12,404,464
Cannery Casino Resorts LLC:
term loan 4.4953% 5/18/13 (e)	1,688,253	1,662,929
Tranche B, term loan 4.4953% 5/18/13 (e)	1,939,791	1,910,694
Formula One Holdings Tranche B, term loan 5.75% 4/28/17 (e)	4,937,625	4,931,453
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,500,971	3,479,265
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (e)	8,814,111	8,858,182
		33,246,987
Metals/Mining - 1.4%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	10,435,000	10,226,300
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	2,863,000	2,841,528
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,176,062	1,170,181
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (e)	4,184,366	4,105,909
		18,343,918
Publishing/Printing - 1.4%
Getty Images, Inc. Tranche B 1LN, term loan 3.9953% 11/5/15 (e)	4,000,000	4,010,000
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	1,810,000	1,796,425
Newsday LLC term loan:
6.7167% 8/1/13 (e)	1,584,000	1,580,040
10.5% 8/1/13	1,188,000	1,205,820
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,818,837	1,777,913
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (e)	6,617,264	6,120,969
Tribune Co. Tranche X, term loan 3/17/09 (c)	3,189,000	2,072,850
		18,564,017
Floating Rate Loans (f) - continued
	Principal Amount	Value
Restaurants - 1.4%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	$ 3,587,091	$ 3,569,155
Dunkin Brands, Inc. Tranche B2, term loan 4.0034% 11/23/17 (e)	1,812,503	1,785,315
Focus Brands, Inc. Tranche B 1LN, term loan 6.2657% 2/21/18 (e)	1,132,841	1,130,008
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	7,980,000	7,980,000
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (e)	3,818,430	3,808,884
		18,273,362
Services - 2.5%
ARAMARK Corp.:
Credit-Linked Deposit 3.4958% 7/26/16 (e)	130,000	128,213
Tranche B, term loan 3.4953% 7/26/16 (e)	1,972,000	1,944,885
Bakercorp International, Inc. term loan 4.75% 6/1/18 (e)	3,844,317	3,825,095
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,335,000	4,335,000
Central Parking Corp.:
Credit-Linked Deposit 2.5% 5/22/14 (e)	1,281,000	1,255,380
Tranche 2LN, term loan 5% 11/22/14 (e)	772,000	737,260
Tranche B 1LN, term loan 2.75% 5/22/14 (e)	1,717,000	1,682,660
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (e)	3,834,633	3,844,220
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	3,764,937	3,661,401
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	1,202,266	1,190,244
SymphonyIRI Group, Inc. Tranche B, term loan 5.0025% 12/1/17 (e)	2,890,402	2,861,498
U.S. Foodservice Tranche B, term loan 2.75% 7/3/14 (e)	8,621,121	8,340,935
		33,806,791
Shipping - 0.7%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (e)	9,545,772	9,582,045
Specialty Retailing - 0.7%
Claire's Stores, Inc. term loan 3.0616% 5/29/14 (e)	4,135,374	3,938,944
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	1,905,140	1,900,377
Floating Rate Loans (f) - continued
	Principal Amount	Value
Specialty Retailing - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.75% 10/31/13 (e)	$ 1,304,000	$ 1,300,740
Tranche B2, term loan 5% 7/31/16 (e)	2,725,000	2,721,594
		9,861,655
Steel - 0.4%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,955,116	1,950,228
Tube City IMS Corp. Tranche B, term loan 5.75% 3/20/19 (e)	3,000,000	3,000,000
		4,950,228
Super Retail - 3.6%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (e)	6,698,315	6,723,434
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (e)	3,648,446	3,648,446
BJ's Wholesale Club, Inc.:
Tranche B 1LN, term loan 5.25% 9/30/18 (e)	9,575,940	9,575,940
Tranche M 2LN, term loan 10% 3/30/19 (e)	2,813,000	2,890,358
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (e)	3,847,699	3,828,460
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	4,874,000	4,837,445
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,366,455	11,995,461
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (e)	3,780,759	3,563,366
Tranche B2, term loan 5.25% 5/25/18 (e)	1,829,759	1,655,932
		48,718,842
Technology - 12.1%
Avaya, Inc.:
term loan 3.2169% 10/27/14 (e)	6,786,134	6,395,932
Tranche B 3LN, term loan 4.9669% 10/26/17 (e)	14,663,641	12,977,323
Ceridian Corp. term loan 3.195% 11/8/14 (e)	5,312,956	5,100,438
First Data Corp.:
term loan 4.2453% 3/24/18 (e)	19,448,000	17,892,160
Tranche D, term loan 5.2452% 3/24/17 (e)	26,046,855	24,809,629
Freescale Semiconductor, Inc. term loan 4.4888% 12/1/16 (e)	17,577,000	16,698,150
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	9,949,875	9,800,627
Kronos, Inc.:
Tranche 1LN, term loan 6.25% 12/21/17 (e)	3,968,060	3,953,180
Tranche B 1LN, term loan 5.2106% 6/11/17 (e)	3,455,635	3,455,635
Floating Rate Loans (f) - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.: - continued
Tranche B 2LN, term loan 10.4606% 6/11/18 (e)	$ 12,835,000	$ 12,835,000
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (e)	10,000,000	10,050,000
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	774,771	720,537
NDS Group PLC Tranche B, term loan 3.75% 3/10/18 (e)	4,577,821	4,554,932
NXP BV:
term loan 4.5% 3/4/17 (e)	11,865,919	11,717,595
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	6,290,311	6,306,037
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	2,351,004	2,339,249
Serena Software, Inc. term loan 4.2408% 3/10/16 (e)	2,742,000	2,673,450
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (e)	1,669,568	1,669,568
Tranche 2 LN, term loan 9.75% 6/16/17 (e)	5,776,000	5,891,520
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (e)	3,135,166	3,041,111
		162,882,073
Telecommunications - 8.5%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	7,878,410	7,750,780
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4% 3/31/17 (e)	3,990,000	3,710,700
Tranche D, term loan 4% 3/31/15 (e)	22,567,045	21,664,363
DigitalGlobe, Inc. Tranche B, term loan 5.75% 10/12/18 (e)	2,363,125	2,327,678
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	16,148,850	14,170,616
Genesys SA Tranche B, term loan 6.75% 1/31/19 (e)	3,949,103	3,949,103
Intelsat Jackson Holdings SA:
term loan 3.2408% 2/1/14 (e)	22,931,000	22,243,070
Tranche B, term loan 5.25% 4/2/18 (e)	10,867,557	10,867,557
Level 3 Financing, Inc. term loan 2.6535% 3/13/14 (e)	8,264,000	8,119,380
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	2,536,891	2,479,811
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (e)	3,240,000	3,207,600
Floating Rate Loans (f) - continued
	Principal Amount	Value
Telecommunications - continued
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	$ 817,000	$ 801,199
term loan 6.875% 8/11/15	12,405,701	12,226,508
		113,518,365
TOTAL FLOATING RATE LOANS (Cost $1,164,321,833)		1,161,938,591
Nonconvertible Bonds - 5.7%

Air Transportation - 0.0%
United Air Lines, Inc. 9.875% 8/1/13 (d)	622,000	646,880
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
3.6669% 2/11/14 (e)	7,918,000	7,759,640
3.8679% 6/20/14 (e)	2,647,000	2,621,801
GMAC LLC 2.6669% 12/1/14 (e)	2,348,000	2,230,600
		12,612,041
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (d)	1,063,000	1,142,725
Diversified Financial Services - 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,553,000	2,683,841
8% 1/15/18	610,000	648,125
MU Finance PLC 8.375% 2/1/17 (d)	5,802,000	6,287,627
		9,619,593
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	1,300,000	1,397,500
Energy - 0.2%
ATP Oil & Gas Corp. 11.875% 5/1/15	1,676,000	770,960
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,254,000	2,169,475
		2,940,435
Gaming - 0.6%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,801,000	3,039,085
MGM Mirage, Inc.:
10.375% 5/15/14	1,326,000	1,503,419
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc.: - continued
11.125% 11/15/17	$ 1,867,000	$ 2,095,708
13% 11/15/13	1,077,000	1,227,780
		7,865,992
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,772,050
Insurance - 0.1%
USI Holdings Corp. 4.3419% 11/15/14 (d)(e)	1,207,000	1,119,493
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (d)	2,118,000	1,609,680
Publishing/Printing - 0.1%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	1,911,000	1,490,580
Restaurants - 0.2%
Dave & Buster's, Inc. 11% 6/1/18	1,979,000	2,157,110
Services - 0.7%
ARAMARK Corp. 3.9659% 2/1/15 (e)	4,194,000	4,162,545
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9668% 5/15/14 (e)	5,137,000	5,053,781
		9,216,326
Technology - 1.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	4,282,000	3,468,420
Freescale Semiconductor, Inc.:
4.3429% 12/15/14 (e)	7,492,000	7,379,620
10.125% 3/15/18 (d)	1,705,000	1,862,713
Spansion LLC 7.875% 11/15/17	1,561,000	1,514,170
		14,224,923
Telecommunications - 0.7%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)	4,536,000	4,127,760
14.75% 12/1/16 (d)	1,041,000	1,012,373
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,959,000	3,582,895
		8,723,028
TOTAL NONCONVERTIBLE BONDS (Cost $77,184,830)		76,538,356
Common Stocks - 1.8%
	Shares	Value
Chemicals - 1.6%
LyondellBasell Industries NV Class A	535,700	$ 21,572,639
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(g)	71,325	1
warrants 4/27/22 (a)(g)	73,268	1
warrants 4/27/22 (a)(g)	57,868	1
Class A (g)	2,172,163	2,096,137
		2,096,140
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	209,100
TOTAL COMMON STOCKS (Cost $24,906,545)		23,877,879
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.17% (b) (Cost $111,576,816)	111,576,816	111,576,816
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,377,990,024)		1,373,931,642
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(31,742,108)
NET ASSETS - 100%		$ 1,342,189,534
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,333,671 or 1.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,096,140 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ -
Kerzner International Holdings Ltd. Class A	4/27/12	$ 783,690
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,826
Fidelity Floating Rate Central Fund	16,640,224
Total	$ 16,690,050
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ -	$ 1,162,487,513*	$ 1,201,879,288*	$ -	-
* Includes the value of shares purchased or redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,096,140	$ -	$ -	$ 2,096,140
Materials	21,572,639	21,572,639	-	-
Telecommunication Services	209,100	209,100	-	-
Floating Rate Loans	1,161,938,591	-	1,160,763,057	1,175,534
Corporate Bonds	76,538,356	-	76,538,356	-
Money Market Funds	111,576,816	111,576,816	-	-
Total Investments in Securities:	$ 1,373,931,642	$ 133,358,555	$ 1,237,301,413	$ 3,271,674
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $1,372,752,484. Net unrealized appreciation aggregated $1,179,158, of which $11,635,630 related to appreciated investment securities and $10,456,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012